Fair Value Measurements, Fair Value Measured on Recurring Basis (Detail) (USD $) In Millions, unless otherwise specified	Jul. 25, 2014	Apr. 25, 2014	Jul. 26, 2013	Apr. 26, 2013	Apr. 27, 2012
Liabilities:
Contingent consideration	$ 87	$ 68	$ 45	$ 142	$ 231
Recurring
Assets:
Corporate debt securities	5,484	5,542		4,661
Auction rate securities	99	97		103
Mortgage-backed securities	1,254	1,336		1,053
U.S. government and agency securities	2,733	3,116		3,898
Foreign government and agency securities	78	67		38
Certificates of deposit	71	54		6
Other asset-backed securities	498	542		541
Debt Funds	2,486	2,123
Marketable equity securities	49	49		155
Exchange-traded funds	69	67		50
Derivative assets	176	175		394
Total assets	12,997	13,168		10,899
Liabilities:
Derivative liabilities	68	127		58
Contingent consideration	87	68		142
Total liabilities	155	195		200
Recurring | Level 1
Assets:
Corporate debt securities	0	0		0
Auction rate securities	0	0		0
Mortgage-backed securities	0	0		0
U.S. government and agency securities	1,135	1,251		1,833
Foreign government and agency securities	0	0		0
Certificates of deposit	0	0		0
Other asset-backed securities	0	0		0
Debt Funds	0	0
Marketable equity securities	49	49		155
Exchange-traded funds	69	67		50
Derivative assets	96	89		213
Total assets	1,349	1,456		2,251
Liabilities:
Derivative liabilities	68	116		40
Contingent consideration	0	0		0
Total liabilities	68	116		40
Recurring | Level 2
Assets:
Corporate debt securities	5,475	5,533		4,651
Auction rate securities	0	0		0
Mortgage-backed securities	1,254	1,336		1,039
U.S. government and agency securities	1,598	1,865		2,065
Foreign government and agency securities	78	67		38
Certificates of deposit	71	54		6
Other asset-backed securities	498	542		541
Debt Funds	2,486	2,123
Marketable equity securities	0	0		0
Exchange-traded funds	0	0		0
Derivative assets	80	86		181
Total assets	11,540	11,606		8,521
Liabilities:
Derivative liabilities	0	11		18
Contingent consideration	0	0		0
Total liabilities	0	11		18
Recurring | Level 3
Assets:
Corporate debt securities	9	9		10
Auction rate securities	99	97		103
Mortgage-backed securities	0	0		14
U.S. government and agency securities	0	0		0
Foreign government and agency securities	0	0		0
Certificates of deposit	0	0		0
Other asset-backed securities	0	0		0
Debt Funds	0	0
Marketable equity securities	0	0		0
Exchange-traded funds	0	0		0
Derivative assets	0	0		0
Total assets	108	106		127
Liabilities:
Derivative liabilities	0	0		0
Contingent consideration	87	68		142
Total liabilities	$ 87	$ 68		$ 142